Income and social contribution taxes - Summary of Reconciliation of Taxes (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income and social contribution taxes
Income before taxes		R$ 3,811,909	R$ 4,011,517	R$ 3,578,695
Statutory tax rates - %		34.00%	34.00%	34.00%
Income and social contribution taxes at the statutory tax rates		R$ (1,296,049)	R$ (1,363,916)	R$ (1,216,756)
Adjustment to the statutory income and social contribution taxes:
Nondeductible expenses		(65,891)	(14,729)	(11,535)
Nontaxable revenues	[1]	231,440	26,755	114,981
Adjustment to estimated income		13,887	1,807	2,173
Unrecorded deferred income and social contribution tax carryforwards		(134,489)	(205,794)	(36,227)
Share of profit (loss) of subsidiaries, joint ventures and associates		(22,612)	(44,090)	4,049
Interest on capital between subsidiaries		12,715	35,901	0
Difference of rate in the measurement of taxes		39,062	0	0
Other adjustments		56,918	(15,861)	(26,666)
Income and social contribution taxes before tax incentives		(1,165,019)	(1,579,927)	(1,169,981)
Tax incentives – SUDENE	[2]	101,330	94,310	109,039
Income and social contribution taxes in the statement of income		(1,063,689)	(1,485,617)	(1,060,942)
Current		(1,054,797)	(1,124,664)	(1,396,317)
Deferred		R$ (8,892)	R$ (360,953)	R$ 335,375
Effective IRPJ and CSLL rates - %		27.90%	37.00%	29.60%

[1]	Consist of gains and income not taxable under applicable tax legislation and amounts related to non-taxation of the income and social contribution taxes on the monetary variation (SELIC).
[2]	Certain subsidiaries have the benefit of income tax reduction for belonging to the sectors of the economy considered priority for the subsidized areas, with a 75% decrease in the income tax basis.